Document And Entity Information	12 Months Ended
Jan. 31, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Current Fiscal Year End Date	--01-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false